SHARE-BASED AND OTHER COMPENSATION PROGRAMS - Unrestricted Awards (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	$ 187,000	$ 211,000	$ 192,000
Stock Compensation Plan | Parent
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of share received under plan	$ 55